Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Unit and Cash Distributions
Net income (loss)	[1]	$ 23,259	$ 14,065	$ (34,328)
Less: Series A Preferred unitholders' interest in net income (loss)		6,800	6,800	6,800
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		16,459	7,265	(41,128)
Less: Distributions		3,591	3,607	3,607
Under (over) distributed earnings		$ 12,868	$ 3,658	$ (44,735)
Weighted average units outstanding (basic):
General Partner		640	640	640
Weighted average units outstanding (diluted):
General Partner		640	640	640
Earnings per unit (basic):
General Partner units		$ 0.48	$ 0.21	$ (1.19)
Earnings per unit (diluted):
General Partner units		0.48	0.21	(1.19)
Cash distributions declared and paid in the period per unit		0.1	0.1	0.1
Subsequent event: Cash distributions declared and paid per unit relating to the period		$ 0.03	$ 0.03	$ 0.03
Common Unitholders
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		$ 16,157	$ 7,131	$ (40,368)
Weighted average units outstanding (basic):
Common unitholders		33,918	34,045	34,045
Weighted average units outstanding (diluted):
Common unit (diluted)		38,168	38,399	38,430
Earnings per unit (basic):
Earnings per unit (basic)		$ 0.48	$ 0.21	$ (1.19)
Earnings per unit (diluted):
Earnings per unit (diluted)		$ 0.48	$ 0.21	$ (1.19)
Class B Unitholders
Weighted average units outstanding (basic):
Common unitholders		252	252	252
Weighted average units outstanding (diluted):
Common unit (diluted)		252	252	252
Limited Partner | Common Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings		$ 12,630	$ 3,591	$ (43,909)
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		302	134	(760)
Under (over) distributed earnings		$ 238	$ 67	$ (826)

[1]	Included in net income is interest paid amounting to $60.4 million, $65.7 million and $69.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.